TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	43.7%
Advertising & Marketing	0.6%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 04/15/26		$350,000	$345,062
Aerospace & Defense	1.0%
TransDigm, Inc. 6.75%, 08/15/28(a)		500,000	504,362
Asset Management	2.1%
Ares Capital Corp.,
3.88%, 01/15/26		275,000	271,838
7.00%, 01/15/27		150,000	155,445
Blue Owl Credit Income Corp. 5.80%, 03/15/30(a)		250,000	246,065
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(b)		175,000	178,557
Compass Group Diversified Holdings LLC 5.00%, 01/15/32(a)		50,000	45,745
FS KKR Capital Corp. 6.88%, 08/15/29		200,000	206,834
			1,104,484
Automotive	0.6%
Ford Motor Credit Co. LLC 6.13%, 03/08/34		250,000	244,505
General Motors Co. 5.40%, 10/15/29		100,000	100,653
			345,158
Banking	2.1%
Bank of America Corp. (Variable, U.S. SOFR + 1.91%) 5.43%, 08/15/35(b)		75,000	73,198
FNB Corp. (Variable, U.S. SOFR Compounded Index + 1.93%) 5.72%, 12/11/30(b)		730,000	722,164
JPMorgan Chase & Co. 3.20%, 06/15/26		300,000	294,296
			1,089,658
Biotechnology & Pharmaceuticals	0.6%
AbbVie, Inc. 2.95%, 11/21/26		350,000	339,989
Cable & Satellite	0.4%
Comcast Corp. 3.95%, 10/15/25		200,000	198,962

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Capital Goods	1.6%
Ferguson Enterprises, Inc. 5.00%, 10/03/34		$500,000	$478,183
Sonoco Products Co. 4.60%, 09/01/29		400,000	389,453
			867,636
Chemicals	0.4%
DuPont de Nemours, Inc. 4.49%, 11/15/25		200,000	199,504
Commercial Support Services	0.5%
GEO Group (The), Inc. 8.63%, 04/15/29		250,000	264,045
Consumer Cyclical	0.5%
Saks Global Enterprises LLC 11.00%, 12/15/29(a)		250,000	240,410
Consumer Non-Cyclical	0.4%
Quest Diagnostics, Inc. 5.00%, 12/15/34		200,000	194,542
Consumer Services	0.9%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		500,000	480,162
Containers & Packaging	1.1%
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 02/01/28(a)		600,000	601,997
Diversified Industrials	0.3%
Parker-Hannifin Corp. 4.20%, 11/21/34		200,000	185,166
Electric Utilities	2.9%
Duke Energy Carolinas LLC 4.85%, 01/15/34		250,000	242,409
Public Service Co. of Oklahoma 5.20%, 01/15/35		500,000	485,217
Southern (The) Co. 3.70%, 04/30/30		400,000	375,634
Vistra Operations Co. LLC 5.70%, 12/30/34(a)		250,000	247,397
Wisconsin Electric Power Co. 4.60%, 10/01/34		200,000	190,763
			1,541,420
Electrical Equipment	2.8%
Hubbell, Inc. 3.15%, 08/15/27		150,000	143,584
Keysight Technologies, Inc. 4.95%, 10/15/34		500,000	481,290
Otis Worldwide Corp. 5.13%, 11/19/31		475,000	475,174

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		$250,000	$253,341
6.63%, 03/15/32(a)		150,000	152,458
			1,505,847
Engineering & Construction	0.7%
Quanta Services, Inc.,
4.75%, 08/09/27		200,000	199,710
5.25%, 08/09/34		165,000	161,343
			361,053
Entertainment Content	0.7%
Netflix, Inc. 4.90%, 08/15/34		400,000	392,280
Food	0.6%
Post Holdings, Inc. 6.38%, 03/01/33(a)		300,000	293,659
Gas & Water Utilities	0.4%
American Water Capital Corp. 2.95%, 09/01/27		200,000	191,163
Health Care Facilities & Services	3.5%
DaVita, Inc. 6.88%, 09/01/32(a)		200,000	201,533
Elevance Health, Inc. 4.95%, 11/01/31		1,000,000	983,484
Laboratory Corp. of America Holdings 4.80%, 10/01/34		250,000	236,979
Molina Healthcare, Inc. 6.25%, 01/15/33(a)		200,000	197,668
UnitedHealth Group, Inc. 5.15%, 07/15/34		230,000	226,883
			1,846,547
Industrial Support Services	0.9%
Ashtead Capital, Inc. 5.55%, 05/30/33(a)		500,000	492,351
Institutional Financial Services	2.9%
Goldman Sachs Group (The), Inc. 3.85%, 01/26/27		900,000	883,242
Morgan Stanley 3.95%, 04/23/27		200,000	195,959
Nasdaq, Inc. 5.65%, 06/28/25		400,000	401,682
StoneX Group, Inc. 7.88%, 03/01/31(a)		50,000	52,290
			1,533,173
Insurance	0.7%
American International Group, Inc. 5.13%, 03/27/33		400,000	395,661

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Internet Media & Services	0.1%
Expedia Group, Inc. 3.25%, 02/15/30		$75,000	$69,136
Leisure Facilities & Services	0.7%
McDonald's Corp. 3.50%, 03/01/27		400,000	390,936
Machinery	0.8%
Ingersoll Rand, Inc. 5.70%, 08/14/33		400,000	408,990
Oil & Gas Supply Chain	2.9%
MPLX L.P. 4.88%, 06/01/25		400,000	399,730
Murphy Oil Corp. 6.00%10/01/32		500,000	480,402
Sunoco L.P. 7.25%, 05/01/32(a)		400,000	413,192
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		250,000	255,772
			1,549,096
Real Estate Investment Trusts	1.1%
American Assets Trust L.P. 6.15%, 10/01/34		250,000	248,860
Realty Income Corp. 4.85%, 03/15/30		250,000	248,397
Ventas Realty L.P. 3.00%, 01/15/30		100,000	90,311
			587,568
Retail - Discretionary	2.2%
Bath & Body Works, Inc. 6.88%, 11/01/35		455,000	465,572
Genuine Parts Co. 4.95%, 08/15/29		275,000	273,746
Lowe's Cos., Inc. 3.10%, 05/03/27		400,000	386,654
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		50,000	48,809
			1,174,781
Semiconductors	1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/27		300,000	295,338
Broadcom, Inc. 4.55%, 02/15/32		500,000	483,371
			778,709

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Software	1.5%
Oracle Corp. 4.90%, 02/06/33		$400,000	$389,579
Roper Technologies, Inc. 4.50%, 10/15/29		400,000	392,704
			782,283
Specialty Finance	1.5%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		200,000	212,330
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		400,000	407,884
GATX Corp. 4.00%, 06/30/30		200,000	189,062
			809,276
Technology Hardware	1.8%
Dell International LLC/EMC Corp. 4.35%, 02/01/30		660,000	638,494
Hewlett Packard Enterprise Co. 5.00%, 10/15/34		250,000	240,455
NCR Atleos Corp. 9.50%, 04/01/29(a)		50,000	54,166
			933,115
Transportation Equipment	0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		50,000	52,627
Wholesale - Consumer Staples	0.3%
Performance Food Group, Inc. 6.13%, 09/15/32(a)		150,000	149,993
TOTAL CORPORATE BONDS (Cost $23,569,779)			23,200,801
FOREIGN ISSUER BONDS	0.1%
Electric Utilities	0.1%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		50,000	52,137
TOTAL FOREIGN ISSUER BONDS (Cost $51,998)			52,137
MORTGAGE-BACKED SECURITIES	4.2%
U.S. Government Agencies	4.2%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		196,095	189,793
Freddie Mac Pool #SD8233, 5.00%, 07/01/52		1,621,340	1,569,609
Fannie Mae Pool #BM4854, 4.50%, 08/01/44		487,635	472,609
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,297,432)			2,232,011
U.S. GOVERNMENT OBLIGATIONS	48.5%
U.S. Treasury Bonds, 4.38%, 08/15/43		250,000	235,479

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Bonds, 4.75%, 11/15/43		$250,000	$247,100
U.S. Treasury Bonds, 4.50%, 02/15/44		275,000	262,754
U.S. Treasury Bonds, 4.63%, 05/15/44		1,350,000	1,310,133
U.S. Treasury Bonds, 4.13%, 08/15/44		2,350,000	2,128,953
U.S. Treasury Bonds, 4.13%, 08/15/53		80,000	71,372
U.S. Treasury Bonds, 4.25%, 02/15/54		750,000	685,371
U.S. Treasury Bonds, 4.63%, 05/15/54		750,000	729,961
U.S. Treasury Bonds, 4.25%, 08/15/54		1,500,000	1,372,266
U.S. Treasury Bonds, 4.50%, 11/15/54		725,000	692,488
U.S. Treasury Notes, 4.50%, 11/15/25		240,000	240,444
U.S. Treasury Notes, 4.63%, 09/15/26		150,000	150,885
U.S. Treasury Notes, 3.50%, 09/30/26		1,500,000	1,481,016
U.S. Treasury Notes, 4.00%, 01/15/27		1,700,000	1,691,500
U.S. Treasury Notes, 4.00%, 02/29/28		450,000	445,852
U.S. Treasury Notes, 3.50%, 04/30/28		400,000	389,859
U.S. Treasury Notes, 3.75%, 12/31/28		1,000,000	977,422
U.S. Treasury Notes, 3.63%, 08/31/29		250,000	242,031
U.S. Treasury Notes, 3.50%, 09/30/29		1,000,000	962,070
U.S. Treasury Notes, 3.88%, 09/30/29		250,000	244,531
U.S. Treasury Notes, 3.88%, 12/31/29		1,000,000	976,836
U.S. Treasury Notes, 4.00%, 07/31/30		300,000	293,672
U.S. Treasury Notes, 4.38%, 11/30/30		1,050,000	1,046,063
U.S. Treasury Notes, 4.63%, 05/31/31		250,000	252,031
U.S. Treasury Notes, 3.75%, 08/31/31		350,000	335,303

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 3.63%, 09/30/31		$1,000,000	$950,195
U.S. Treasury Notes, 4.13%, 10/31/31		1,600,000	1,566,000
U.S. Treasury Notes, 4.13%, 11/15/32		1,600,000	1,560,562
U.S. Treasury Notes, 4.00%, 02/15/34		250,000	239,385
U.S. Treasury Notes, 4.38%, 05/15/34		285,000	280,680
U.S. Treasury Notes, 3.88%, 08/15/34		3,250,000	3,073,789
U.S. Treasury Notes, 4.25%, 11/15/34		600,000	584,531
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $26,684,048)			25,720,534

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(c)		1,299,188	1,299,188
TOTAL SHORT-TERM INVESTMENTS (Cost $1,299,188)			1,299,188
TOTAL INVESTMENTS (Cost $53,902,445)	99.0%		52,504,671
NET OTHER ASSETS (LIABILITIES)	1.0%		533,658
NET ASSETS	100.0%		$53,038,329

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $5,604,211 or 11% of net assets.

(b)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(c)7-day current yield as of December 31, 2024 is disclosed.
At December 31, 2024 the TSW Core Plus Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	52.7%
A	6.6
BBB	25.7
BBB-	0.4
BB	9.1
B	1.6
B-	0.4
Cash equivalents	2.5
Total	99.0%

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.0%
Brazil	5.1%
Arcos Dorados Holdings, Inc. - Class A		13,700	$99,736
Banco BTG Pactual S.A.(a)		18,000	79,181
JBS S.A.		14,500	85,593
Localiza Rent a Car S.A.(a)		4,012	20,897
Petroleo Brasileiro S.A.		2,600	16,750
Vale S.A.		7,000	61,905
			364,062
Canada	1.5%
Fairfax India Holdings Corp.(a)(b)		6,700	107,267
China	15.6%
Alibaba Group Holding Ltd.		22,000	233,408
Kingdee International Software Group Co. Ltd.(a)		70,000	76,880
Kweichow Moutai Co. Ltd. - Class A		400	83,082
NetEase, Inc.		11,000	196,018
Tencent Holdings Ltd.		8,200	440,267
Zijin Mining Group Co. Ltd. - Class H		50,000	91,030
			1,120,685
Greece	3.5%
JUMBO S.A.		4,000	105,905
Motor Oil Hellas Corinth Refineries S.A.		3,000	64,140
OPAP S.A.		5,200	84,567
			254,612
Guatemala	1.5%
Millicom International Cellular S.A.(a)		4,450	111,295
Hong Kong	4.0%
AIA Group Ltd.		22,000	159,477
Lenovo Group Ltd.		98,000	127,190
			286,667
Hungary	1.7%
Richter Gedeon Nyrt		4,700	123,113
India	15.7%
360 ONE WAM Ltd.		5,000	73,283
Aegis Logistics Ltd.		16,000	153,246
Bajaj Finance Ltd.		900	71,726
CMS Info Systems Ltd.		12,000	68,744
HDFC Bank Ltd.		8,000	165,660
HEG Ltd.		17,500	104,288
ICICI Bank Ltd. - ADR		9,500	283,670
Intellect Design Arena Ltd.		7,000	78,161
Reliance Industries Ltd. - GDR(b)		2,300	130,640
			1,129,418
Japan	0.9%
Nexon Co. Ltd.		4,500	66,939

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	3.4%
Fibra Uno Administracion S.A. de C.V.		64,000	$63,598
Fomento Economico Mexicano S.A.B. de C.V.		5,700	48,577
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		10,200	67,023
Wal-Mart de Mexico S.A.B. de C.V.		24,000	63,180
			242,378
Philippines	0.4%
International Container Terminal Services, Inc.		4,000	26,625
Poland	1.0%
Dino Polska S.A.(a)(b)		800	75,672
Saudi Arabia	1.0%
Saudi Awwal Bank		8,300	74,332
Singapore	0.6%
Grab Holdings Ltd. - Class A(a)		8,500	40,120
South Africa	3.4%
Naspers Ltd. - Class N		1,100	243,256
South Korea	11.1%
Eugene Technology Co. Ltd.		3,000	62,851
Hugel, Inc.(a)		500	94,399
Hyundai Motor Co.		300	42,591
KINX, Inc.		1,300	67,151
LG Chem Ltd.		300	50,260
Park Systems Corp.		300	42,632
Samsung Electronics Co. Ltd.		7,500	267,651
Shinhan Financial Group Co. Ltd.		4,100	132,950
Value Added Technology Co. Ltd.		3,000	38,329
			798,814
Taiwan	16.5%
Accton Technology Corp.		4,200	99,029
E Ink Holdings, Inc.		23,000	191,523
Fusheng Precision Co. Ltd.		8,000	76,866
Taiwan Semiconductor Manufacturing Co. Ltd.		25,000	819,747
			1,187,165
Turkey	4.0%
BIM Birlesik Magazalar A.S.		8,000	119,531
Coca-Cola Icecek A.S.		41,600	70,507
KOC Holding A.S.		20,000	100,985
			291,023
United Arab Emirates	1.7%
Emaar Properties PJSC		34,000	118,947
United Kingdom	2.6%
Georgia Capital PLC(a)		5,000	75,114
Investec PLC		16,100	109,646
			184,760

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	3.8%
MercadoLibre, Inc.(a)		50	$85,022
Tecnoglass, Inc.		900	71,388
Yum China Holdings, Inc.		2,500	120,425
			276,835
TOTAL COMMON STOCKS (Cost $6,700,385)			7,123,985
SHORT-TERM INVESTMENTS	1.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(c)		108,350	108,350
TOTAL SHORT-TERM INVESTMENTS (Cost $108,350)			108,350
TOTAL INVESTMENTS (Cost $6,808,735)	100.5%		7,232,335
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(36,971)
NET ASSETS	100.0%		$7,195,364

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $313,579 or 4% of net assets.

(c)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
At December 31, 2024 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Information Technology	24.6%
Financials	18.5
Consumer Discretionary	15.1
Communication Services	12.1
Consumer Staples	7.6
Industrials	7.1
Energy	5.0
Health Care	3.5
Materials	2.9
Real Estate	2.6
Total	99.0%

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	97.2%
Asset Management	1.6%
FS KKR Capital Corp. 7.88%, 01/15/29		$150,000	$159,657
Automotive	2.3%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	223,941
Cable & Satellite	2.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	86,016
Sirius XM Radio LLC 4.00%, 07/15/28(a)		150,000	138,204
			224,220
Commercial Support Services	3.3%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	158,640
GEO Group (The), Inc. 8.63%, 04/15/29		150,000	158,427
			317,067
Construction Materials	3.1%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		150,000	152,416
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 03/15/27(a)		150,000	149,849
			302,265
Consumer Cyclical	2.5%
Saks Global Enterprises LLC 11.00%, 12/15/29(a)		250,000	240,410
Consumer Services	3.5%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		200,000	192,065
Upbound Group, Inc. 6.38%, 02/15/29(a)		150,000	145,884
			337,949
Electrical Equipment	1.6%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	152,522
Engineering & Construction	2.0%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	196,698
Food	2.0%
Post Holdings, Inc. 6.38%, 03/01/33(a)		200,000	195,772

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Health Care Facilities & Services	1.5%
DaVita, Inc. 6.88%, 09/01/32(a)		$50,000	$50,383
Molina Healthcare, Inc. 6.25%, 01/15/33(a)		100,000	98,834
			149,217
Home Construction	1.7%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	169,044
Household Products	1.8%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	179,126
Institutional Financial Services	3.5%
Coinbase Global, Inc. 3.63%, 10/01/31(a)		125,000	105,632
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	235,306
			340,938
Insurance	2.6%
Markel Group, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%) 6.00%, 06/01/25(b)		250,000	249,532
Leisure Facilities & Services	7.2%
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	154,452
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	77,344
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	144,126
Travel + Leisure Co. 6.60%, 10/01/25		175,000	175,438
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	145,988
			697,348
Machinery	2.8%
Regal Rexnord Corp. 6.30%, 02/15/30		150,000	154,283
Titan International, Inc. 7.00%, 04/30/28		125,000	122,361
			276,644

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	9.1%
Genesis Energy L.P./Genesis Energy Finance Corp. 8.00%, 01/15/27		$150,000	$152,610
Murphy Oil Corp. 6.00%10/01/32		150,000	144,121
Permian Resources Operating LLC 9.88%, 07/15/31(a)		225,000	247,384
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)		175,000	181,499
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	153,463
			879,077
Publishing & Broadcasting	1.7%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		175,000	163,167
Real Estate Investment Trusts	5.8%
Iron Mountain, Inc. 6.25%, 01/15/33(a)		250,000	249,002
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		150,000	154,024
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50%, 02/15/28(a)		150,000	159,942
			562,968
Retail - Consumer Staples	3.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 01/15/27(a)		250,000	244,753
Arko Corp. 5.13%, 11/15/29(a)		125,000	113,724
			358,477
Retail - Discretionary	12.4%
Academy Ltd. 6.00%, 11/15/27(a)		100,000	99,464
Bath & Body Works, Inc. 6.88%, 11/01/35		300,000	306,970
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	146,445
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	142,589
Dillard's, Inc. 7.75%, 07/15/26		175,000	181,428
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		100,000	97,618
Patrick Industries, Inc. 4.75%, 05/01/29(a)		150,000	141,211
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	92,282
			1,208,007

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Software	1.6%
Concentrix Corp. 6.60%, 08/02/28		$150,000	$153,892
Specialty Finance	9.4%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	199,948
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		300,000	305,913
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.15%, 12/21/65(a)(c)		150,000	123,660
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	182,947
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	99,391
			911,859
Technology Hardware	1.5%
NCR Atleos Corp. 9.50%, 04/01/29(a)		130,000	140,833
Transportation & Logistics	3.7%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	102,503
GN Bondco LLC 9.50%, 10/15/31(a)		200,000	210,598
United Airlines Holdings, Inc. 4.88%, 01/15/25		50,000	49,879
			362,980
Transportation Equipment	2.2%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	210,507
Wholesale - Consumer Staples	0.8%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		75,000	73,887
TOTAL CORPORATE BONDS (Cost $9,388,199)			9,438,004
FOREIGN ISSUER BONDS	1.1%
Electric Utilities	1.1%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		100,000	104,274
TOTAL FOREIGN ISSUER BONDS (Cost $101,637)			104,274

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(d)		45,841	$45,841
TOTAL SHORT-TERM INVESTMENTS (Cost $45,841)			45,841
TOTAL INVESTMENTS (Cost $9,535,677)	98.8%		9,588,119
NET OTHER ASSETS (LIABILITIES)	1.2%		119,111
NET ASSETS	100.0%		$9,707,230

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $7,126,639 or 73% of net assets.

(b)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(c)Floating rate security. The rate presented is the rate in effect at December 31, 2024, and the related index and spread are shown parenthetically for each security.
(d)7-day current yield as of December 31, 2024 is disclosed.
At December 31, 2024 the TSW High Yield Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB	2.9%
BBB-	1.6
BB	60.5
B	29.0
B-	2.5
CCC	1.8
Cash equivalents	0.5
Total	98.8%

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.7%
Belgium	4.1%
Anheuser-Busch InBev S.A./N.V. - ADR		29,000	$1,452,030
Curacao	1.1%
Schlumberger N.V.		10,000	383,400
Germany	3.1%
Bayer A.G. - ADR		223,000	1,088,240
Ireland	4.3%
Jazz Pharmaceuticals PLC(a)		6,000	738,900
Willis Towers Watson PLC		2,400	751,776
			1,490,676
Japan	3.4%
Nintendo Co. Ltd. - ADR		81,000	1,185,030
Netherlands	1.1%
AerCap Holdings N.V.		4,000	382,800
United States	75.6%
Alphabet, Inc. - Class C		1,740	331,366
Berkshire Hathaway, Inc. - Class B(a)		3,400	1,541,152
Bio-Rad Laboratories, Inc. - Class A(a)		2,000	657,020
Cigna (The) Group		2,709	748,063
Cisco Systems, Inc.		14,000	828,800
Citigroup, Inc.		12,000	844,680
Corpay, Inc.(a)		3,000	1,015,260
Crown Castle, Inc.		8,000	726,080
CVS Health Corp.		17,200	772,108
Discover Financial Services		2,000	346,460
Dominion Energy, Inc.		31,000	1,669,660
Evergy, Inc.		16,000	984,800
FedEx Corp.		2,000	562,660
First Citizens BancShares, Inc. - Class A		300	633,906
Global Payments, Inc.		5,300	593,918
Hess Corp.		8,000	1,064,080
Jacobs Solutions, Inc.		4,000	534,480
Johnson & Johnson		3,000	433,860
Kinder Morgan, Inc.		46,600	1,276,840
Kraft Heinz (The) Co.		38,100	1,170,051
Liberty Broadband Corp. - Class C(a)		15,000	1,121,400
Lockheed Martin Corp.		1,800	874,692
McKesson Corp.		2,100	1,196,811
Merck & Co., Inc.		4,000	397,920
Occidental Petroleum Corp.		8,000	395,280
Pfizer, Inc.		37,700	1,000,181
Post Holdings, Inc.(a)		3,500	400,610
Progressive (The) Corp.		4,600	1,102,206
Regeneron Pharmaceuticals, Inc.(a)		600	427,398

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sirius XM Holdings, Inc.		25,633	$584,432
SS&C Technologies Holdings, Inc.		8,000	606,240
Warner Bros Discovery, Inc.(a)		77,200	816,004
Williams Cos. (The), Inc.		17,225	932,217
			26,590,635
TOTAL COMMON STOCKS (Cost $27,342,376)			32,572,811
SHORT-TERM INVESTMENTS	7.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(b)		2,614,122	2,614,123
TOTAL SHORT-TERM INVESTMENTS (Cost $2,614,123)			2,614,123
TOTAL INVESTMENTS (Cost $29,956,499)	100.1%		35,186,934
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(26,991)
NET ASSETS	100.0%		$35,159,943

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2024 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Health Care	21.2%
Financials	19.5
Energy	11.5
Communication Services	11.5
Consumer Staples	8.5
Industrials	8.4
Utilities	7.6
Information Technology	2.4
Real Estate	2.1
Total	92.7%